Related Party Transactions - Balances with related parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Amount due from related parties
Total	¥ 18,196	$ 2,855	¥ 13,843
Amount due to related parties
Amounts due to subsidiaries and VIEs and VIEs' subsidiaries	83,591	$ 13,117	45,983
Tencent Group
Amount due from related parties
Total	8,763		7,447
Amount due to related parties
Amounts due to subsidiaries and VIEs and VIEs' subsidiaries	67,370		41,523
Baidu Group
Amount due from related parties
Total	6,435		3,923
Amount due to related parties
Amounts due to subsidiaries and VIEs and VIEs' subsidiaries	14,581		4,460
Kuaishou Group
Amount due from related parties
Total	2,998		¥ 2,473
Amount due to related parties
Amounts due to subsidiaries and VIEs and VIEs' subsidiaries	¥ 1,640